General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of General and Administrative Expenses
The following summary key expenses are included in general and administrative expenses for the year ended:

		For the years ended,
	Note	December 31, 2025	December 31, 2024	December 31, 2023
		$	$	$
Wages & employee benefits		4,105,566	2,670,496	2,620,350
Consultancy fees		2,189,483	2,309,474	2,980,497
Professional fees		1,178,863	2,214,068	3,197,712
Legal expenses		1,207,985	1,209,758	5,121,915
Directors’ fees		721,540	721,697	591,631
Depreciation of property and equipment		1,027,102	1,042,606	524,959
Depreciation of right-of-use assets	12	321,414	347,816	353,851
Gain on disposal of property and equipment		-	(134)	-
Amortization of intangible assets	14	141,769	181,991	163,147
Impairment of VAT receivables	11	574,270	1,749,527	4,617,911
Provision for withholding tax payable		4,173	3,434,062	-
Provision for bad debt		-	478,558	-
Impairment of deposit	11	400,000	-	-
Share-based expense - Lifezone Holdings shareholder earnout		-	-	248,464,035
Share-based expense - Sponsor earnout		-	-	17,094,750
SPAC Transaction expenses		-	-	76,857,484
Share-based expense - RSU & share options	25	2,121,036	17,818,907	-
Travel		310,817	552,276	574,776
Audit & accountancy fees		1,420,535	915,101	1,451,510
Taxes & licenses		13,396	30,297	-
Insurance		908,226	1,555,306	970,517
Other administrative expenses		2,474,920	1,850,346	493,157
Total		19,121,095	39,082,152	366,078,202